SUPPLEMENTAL FINANCIAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Property, Plant and Equipment
Property, plant and equipment	$ 3,171.6	$ 3,053.7
Accumulated depreciation	(1,960.9)	(1,916.3)
Property, plant and equipment, net	1,210.7	1,137.4	$ 1,097.9
Land
Property, Plant and Equipment
Property, plant and equipment	25.1	28.0
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment	687.4	643.1
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment	2,316.9	2,231.1
Construction-in-progress
Property, Plant and Equipment
Property, plant and equipment	$ 142.2	$ 151.5